                          ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio

                       Supplement Dated January 6, 2004
                       to the ING VP Technology Portfolio
             Class R and S Statement of Additional Information (SAI)
                                Dated May 1, 2003

Effective January 1, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as interim sub-adviser to ING VP Technology Portfolio (the "Portfolio") under an interim sub-advisory agreement approved by the Board of Directors (the "Board"). If shareholders approve BlackRock as the sub-adviser to the Portfolio after the interim period, the Portfolio will enter into a new sub-advisory agreement with BlackRock.

As such, non-fundamental investment restriction (5) of the section entitled "Additional Investment Restrictions and Policies" on page 7 of the SAI is deleted and replaced with the following:

(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section
      4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments) the Portfolios' investment adviser, Aeltus, Sub-Adviser to all Portfolios except Technology Portfolio, or BlackRock Advisors, Inc., interim Sub-Adviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

The first paragraph of the section entitled "Investment Advisory Agreements" on page 36 of the SAI is deleted and replaced with the following:

      The investment adviser for the Portfolios is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors/Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to all the Portfolios except VP Technology; and BlackRock Advisors, Inc. ("BlackRock") as interim Sub-Adviser to VP Technology. The Investment Adviser and Aeltus are direct,

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      wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep N.V. is
      a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. BlackRock is a wholly-owned subsidiary of BlackRock Inc., one of the largest publicly-traded investment firms in the U.S.

The fifth paragraph of the section entitled "Sub-Advisory Agreements" on page 42 of the SAI is deleted and replaced with the following:

      Pursuant to an interim Sub-Advisory Agreement between the Investment Adviser and BlackRock, BlackRock serves as interim Sub-Adviser to VP Technology. In this capacity, BlackRock, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolio's portfolio of investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. BlackRock's address is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is a wholly-owned subsidiary of BlackRock Incorporated. As of September 30, 2003, BlackRock and its affiliates have $293.5 billion in assets under management.

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                          ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio
                       ING VP Value Opportunity Portfolio

                        Supplement Dated January 6, 2004
    to the ING VP Technology Portfolio and ING VP Value Opportunity Portfolio
                               Class S Prospectus
                                Dated May 1, 2003

ING VP TECHNOLOGY PORTFOLIO

On December 17, 2003, the Board of Directors (the "Board") of ING Variable Portfolios, Inc. recommended that a special meeting of shareholders be held during the first quarter of 2004 to seek approval of a change in sub-adviser of ING VP Technology Portfolio (the "Portfolio") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock").

In connection with the change in sub-adviser, the Board has approved the following changes to the Portfolio: (1) a name change to ING VP Global Science and Technology Portfolio; and (2) changes to the Portfolio's non-fundamental investment strategies and policies pursuant to which the Portfolio will become a global portfolio investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors. It is anticipated that the new strategies and policies will be implemented on February 17, 2004.

This Supplement serves as notification of the changes as outlined above.

Effective January 1, 2004, BlackRock began serving as sub-adviser to the Portfolio under an interim sub-advisory agreement approved by the Board. If shareholders approve BlackRock as the sub-adviser to the Portfolio after the interim period, the Portfolio will enter into a new sub-advisory agreement with BlackRock. The section entitled "Management of the Portfolios - Adviser and Sub-Advisers: VP Technology Portfolio" on page 37 of the Prospectus is therefore deleted and replaced with the following:

      VP TECHNOLOGY PORTFOLIO
      BLACKROCK ADVISORS, INC.

      BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's investments in accordance with the Portfolio's investment objective, policies and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places orders to purchase and all securities and other investments for the Portfolio. As of September 30, 2003, BlackRock and its affiliates managed $293.5 billion in assets.

      The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.

      Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

      Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING VP VALUE OPPORTUNITY PORTFOLIO

Effective December 29, 2003, the Board approved for ING VP Value Opportunity Portfolio (the "Value Opportunity Portfolio") a change in investment strategy as more particularly described below. Also effective December 29, 2003, a team lead by William F. Coughlin began to serve as portfolio manager to the Value Opportunity Portfolio.

As such, the section entitled "ING VP Value Opportunity Portfolio - Investment Strategy" on page 18 of the Prospectus is deleted and replaced with the following:

      INVESTMENT STRATEGY

      Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

      In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.

      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The section entitled "Management of the Portfolios - Adviser and Sub-Advisers:
VP Value Opportunity Portfolio" on page 36 of the Prospectus is deleted and replaced with the following:

      VP VALUE OPPORTUNITY PORTFOLIO

      The Portfolio is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin. William F. Coughlin, Portfolio Manager, joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

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

                         ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio
                       ING VP Value Opportunity Portfolio

                        Supplement Dated January 6, 2004
    to the ING VP Technology Portfolio and ING VP Value Opportunity Portfolio
                               Class R Prospectus
                                Dated May 1, 2003

ING VP TECHNOLOGY PORTFOLIO

On December 17, 2003, the Board of Directors (the "Board") of ING Variable Portfolios, Inc. recommended that a special meeting of shareholders be held during the first quarter of 2004 to seek approval of a change in sub-adviser of ING VP Technology Portfolio (the "Portfolio") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock").

In connection with the change in sub-adviser, the Board has approved the following changes to the Portfolio: (1) a name change to ING VP Global Science and Technology Portfolio; and (2) changes to the Portfolio's non-fundamental investment strategies and policies pursuant to which the Portfolio will become a global portfolio investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors. It is anticipated that the new strategies and policies will be implemented on February 17, 2004.

This Supplement serves as notification of the changes as outlined above.

Effective January 1, 2004, BlackRock began serving as sub-adviser to the Portfolio under an interim sub-advisory agreement approved by the Board. If shareholders approve BlackRock as the sub-adviser to the Portfolio after the interim period, the Portfolio will enter into a new sub-advisory agreement with BlackRock. The section entitled "Management of the Portfolios - Adviser and Sub-Advisers: VP Technology Portfolio" on page 37 of the Prospectus is therefore deleted and replaced with the following:

         VP TECHNOLOGY PORTFOLIO
         BLACKROCK ADVISORS, INC.

         BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's investments in accordance with the Portfolio's investment objective, policies and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places orders to purchase and all securities and other investments for the Portfolio. As of September 30, 2003, BlackRock and its affiliates managed $293.5 billion in assets.

         The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.

         Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

         Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING VP VALUE OPPORTUNITY PORTFOLIO

Effective December 29, 2003, the Board approved for ING VP Value Opportunity Portfolio (the "Value Opportunity Portfolio") a change in investment strategy as more particularly described below. Also effective December 29, 2003, a team lead by William F. Coughlin began to serve as portfolio manager to the Value Opportunity Portfolio.

As such, the section entitled "ING VP Value Opportunity Portfolio - Investment Strategy" on page 18 of the Prospectus is deleted and replaced with the following:

         INVESTMENT STRATEGY

         Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

         In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.

         The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

         The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

         The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The section entitled "Management of the Portfolios - Adviser and Sub-Advisers:
VP Value Opportunity Portfolio" on page 36 of the Prospectus is deleted and replaced with the following:

         VP VALUE OPPORTUNITY PORTFOLIO

         The Portfolio is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin. William F. Coughlin, Portfolio Manager, joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE